Business and Funding (Detail) (USD $)	1 Months Ended	3 Months Ended									11 Months Ended	12 Months Ended			3 Months Ended				1 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended			12 Months Ended
	Nov. 30, 2007	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Nov. 30, 2007	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Jan. 31, 2013 Employees [Member]	Jan. 31, 2012 Employees [Member]	Jan. 31, 2013 Employees and Directors [Member]	Jan. 31, 2012 Employees and Directors [Member]	Feb. 28, 2011 Private Placement [Member]	Feb. 28, 2011 Warrant [Member]	Feb. 28, 2011 Board of Directors Chairman [Member]	Sep. 30, 2012 Chairman and Chief Executive Officer and Director [Member]	Jan. 31, 2013 President and Chief Executive Officer [Member] 8% Convertible Debenture [Member]	Oct. 31, 2012 DISC [Member]	Oct. 31, 2012 Purchase of Eqiupment [Member]	Jun. 30, 2011 AUO License Agreement [Member]	Jan. 31, 2013 AUO License Agreement [Member]	Jan. 31, 2012 AUO License Agreement [Member]	Oct. 31, 2012 AUO License Agreement [Member]	Oct. 31, 2011 AUO License Agreement [Member]	Jul. 31, 2012 AUO License Agreement [Member]	Nov. 30, 2007 Videocon [Member]	Jan. 31, 2013 Videocon [Member]	Nov. 30, 2007 Videocon [Member]	Oct. 31, 2012 Videocon [Member]	Nov. 30, 2007 Copy Tele [Member]	Nov. 30, 2007 Copy Tele [Member]	Jan. 31, 2013 8% Convertible Debenture [Member]	Sep. 30, 2012 8% Convertible Debenture [Member]	Oct. 31, 2012 8% Convertible Debenture [Member]	Oct. 31, 2012 Certificate of Deposit [Member]	Oct. 31, 2012 Convertible Debenture [Member]
Employee Count before Discontinued Research and Development Activities				19
Employee Count after Discontinued Research and Development Activities			7									7
Proceeds from Issuance of Private Placement												$ 750,000	$ 1,250,000						$ 1,250,000				$ 250,000															$ 1,765,000				$ 750,000
Stock Issued During The Period In Private Placement (in Shares)																			7,000,000		3,360,000
Share Price (in Dollars per share)																			$ 0.1786																			$ 0.30
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		5,882,745																		7,000,000																				5,882,745
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.30																		0.0756																				0.30
Proceeds from Issuance of Debt																						300,000																	750,000
Debt Instrument, Interest Rate, Stated Percentage																																							8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																						$ 0.15		$ 0.092
Debt Instrument, Convertible, Carrying Amount of Equity Component																																								718,000
Debt instrument prepay,Notice period in days																																						30		30
Net Cash Provided by (Used in) Operating Activities		(890,010)				(657,257)						(3,140,748)	(716,000)
Payments to Suppliers and Employees		(892,902)				(659,782)						(3,164,613)	(3,280,030)
Accounts Receivable, Net, Current			7,000									7,000
Investment Income, Dividend												13,000
Investment Income, Interest		7				1,171						3,458	2,516
Net Cash Provided by (Used in) Investing Activities		498,670				199,004						1,747,951	(2,138,176)
Proceeds from Sale of Short-term Investments		500,000				449,854						2,948,551	1,699,618																												2,949,000
Proceeds from Issuance or Sale of Equity																								1,000
Payments to Acquire Short-term Investments						250,000						1,200,000	3,947,543												2,000																1,200,000
Net Cash Provided by (Used in) Financing Activities		1,765,000				147,250						958,450	2,534,100
Proceeds from Stock Options Exercised						147,250						208,450	1,284,100
Cash, Period Increase (Decrease)		873,000										2,183,000
Cash, Cash Equivalents, and Short-term Investments		1,713,000	840,000				3,023,000					840,000	3,023,000
Allocated Share-based Compensation Expense (in Dollars)		819,000				713,000						3,001,000	3,661,000
Severance Costs												74,000
Share-based Compensation (in Dollars)												927,000	1,819,000				473,000	81,000
Stock or Unit Option Plan Expense												615,000	742,000		0	406,000
Net Income (Loss) Attributable to Parent		(2,094,987)	(1,860,503)	(629,102)	(877,109)	(886,085)	(2,791,389)	(1,773,498)	(1,287,040)	(1,526,109)		(4,252,799)	(7,378,036)
Retained Earnings (Accumulated Deficit)		(127,178,309)	(125,083,322)				(120,830,523)					(125,083,322)	(120,830,523)
Stockholders' Equity Attributable to Parent		(1,324,014)	(1,194,056)				1,058,033					(1,194,056)	1,058,033	4,595,955
License Agreement, Agreed Fee Value																											10,000,000		10,000,000				11,000,000		11,000,000
Initial License Fees Received																										3,000,000			3,000,000		3,000,000
Additional License Fee Receivable Upon Completion Of Certain Conditions																											7,000,000		7,000,000
Foreign Withholding Tax													20.00%													20.00%
Licenses Revenue																										2,400,000							3,200,000		3,200,000
License Fee Accrued		7,800,000										7,800,000
Share Subscription Agreement, Shares Issued (in Shares)	20,000,000										20,000,000
GDR Purchase Agreement, Aggregate Purchase Price																																16,200,000		16,200,000		16,200,000	16,200,000
GDR Purchase Agreement, GDR Issued (in Shares)	1,495,845																																	1,495,845
Security Owned and Pledged as Collateral, Fair Value																																				5,000,000	5,000,000
Maximum Period of Loan Agreement	7 years										7 years
Inventory Write-down		26,000
Impaired Assets to be Disposed of by Method Other than Sale, Carrying Value of Asset		2,144,000
Re-letting fees related to future rentals of unused facilities		186,000
Accounts Receivable, Related Parties		2,000
Proceeds from Interest Received		762										3,327
Proceeds from Sale of Equity Method Investments		1,135										1,000	118,777
Payments to Acquire Property, Plant, and Equipment		2,465				850						1,600	9,028
GDR Purchase Agreement, GDR Issued (in Shares)	1,495,845																																	1,495,845
License and Services Revenue						446,670						940,010	872,670														0	447,000	940,000	873,000
Deferred Revenue, Current		$ 1,187,320	$ 1,187,320				$ 1,644,679					$ 1,187,320	$ 1,644,679														$ 1,187,000